Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com




March 7, 2006


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street,
NE Washington, DC 20549

Re:   The World Funds, Inc. (File Nos. 333-29289 and 811-08255)
      ---------------------------------------------------------

Ladies and Gentlemen:

On behalf of the Dividend Capital Realty Income Fund (the "Fund"), a series of The World Funds, Inc. (the "Company"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated March 6, 2006 to the Fund's Prospectus and Statement of Additional Information dated January 31, 2006.

Please contact me at 202.739.5498 with any questions or comments.


Sincerely,

/s/ Ryan F. Helmrich

Ryan F. Helmrich

                       DIVIDEND CAPITAL REALTY INCOME FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525

    Supplement dated March 6, 2006 to the Dividend Capital Realty Income Fund
               prospectus and statement of additional information
                         ("SAI") dated January 31, 2006.

This supplement is to be used with the prospectus and SAI dated January 31, 2006. This supplement together with the prospectus and SAI constitutes a current prospectus and SAI.

                                  I. PROSPECTUS

The following sentence is deleted in the third paragraph on page 10 under the section titled "MANAGEMENT."

Forum Partners is principally owned by Russell Platt, one of the Fund's portfolio officers.

The following information supplements the first paragraph titled "Portfolio Officers" on page 11 and the table of portfolio officers on page 12 in the section titled "MANAGEMENT."

On March 6, 2006, Mr. Russell Platt's resignation as Portfolio Officer of the Fund and member of the Investment Committee of Dividend Capital Investments LLC will become effective.

The following information supplements the first paragraph titled "Portfolio Officers" on page 11 in the section titled "MANAGEMENT."

As members of the Adviser's Investment Committee and Portfolio Officers, Mr. Amitabh Godha and Mr. Charles Song have responsibility for the day-to-day management of the Fund's portfolio. Dr. Glenn Mueller leads the Investment Committee and assists in the development and implementation of overall portfolio strategy and top down asset allocation decisions. Mr. Godha and Mr. Song assist in the development and implementation of overall portfolio strategy, provide top down asset allocation decisions and have responsibility for specific sectors and asset classes.

                 II. STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Effective March 6, 2006, all references to Mr. Platt in the SAI are hereby deleted. The following information supplements the table titled "Officers" on pages 17-18 in the section titled "MANAGEMENT OF THE COMPANY."

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                                                                   Other
                            Number                              Directorships
                            of                                  by Directors
               Position(s)  Funds                                and Number
               Held with    in                                  of Funds in
Name, Address  Company and  Company   Principal Occupation(s)      Complex
   and Age        Tenure    Overseen  During the Past 5 Years     Overseen
------------------------------------------------------------------------------
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*  Jeffrey W.  Vice         N/A      Mr. Taylor is the Chief    N/A
Taylor         President             Operating Officer of
518 17th       of the                Dividend Capital
Street         Company and           Investments LLC (since
Suite 1700     President             12/2005) and was a Vice
Denver, CO     of the                President of Business
80202          Dividend              Services (from 2/2004 to
(33)           Capital               12/2005).  Prior to
               Realty                joining Dividend Capital
               Income Fund           Investments LLC, he was a
               Series                Product Manager for
               since March           INVESCO Inc. (from
               2006.                 07/2003 to 01/2004); and
                                     Manager of Marketing and
                                     Business Analytics for
                                     INVESCO Funds Group Inc.
                                     (from 01/1999 to
                                     06/2003).
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